Amendments and new standards issued but not yet effective (Tables)	12 Months Ended
Jun. 30, 2023
Amendments and new standards issued but not yet effective
Summary of amended standards and interpretations are not expected to have a significant impact on the Group's consolidated financial statements

Effective for
accounting periods
beginning on or after
—IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023

—Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023

—Definition of Accounting Estimates (Amendments to IAS 8)	January 1, 2023

—Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	January 1, 2023

—Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2024

—Non-current liabilities with covenants (Amendments to IAS 1)	January 1, 2024

—Lease liability in a sale and leaseback (Amendments to IAS 16)	January 1, 2024

—Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024

—Sale or contribution of assets between an investor and its associate or joint venture (Amendments to IFRS 10 and IAS 28)	Will be determined at a future date